Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Business Transition Costs		$ 0.0	$ 95.8	$ (13.2)
Debt issuance costs paid	$ 2.0	$ 0.6	$ 2.9	$ 12.9